Note 4 - Critical Judgements and Key Sources of Estimation Uncertainty (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Goodwill at end of period	$ 123,841	$ 48,530	$ 37,207